                          PACIFIC HORIZON FUNDS, INC.
AGGRESSIVE GROWTH, ASSET ALLOCATION, BLUE CHIP, CAPITAL INCOME AND INTERNATIONAL
                                  EQUITY FUNDS

      SUPPLEMENT DATED NOVEMBER 16, 1998 TO PROSPECTUS DATED JULY 1, 1998

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  A SHARE CHANGES

     The Maximum Sales Load Imposed on Purchases (as a percentage of offering price) of A Shares (also known as the "front-end sales load") of the Aggressive Growth, Asset Allocation, Blue Chip, Capital Income and International Equity Funds is changed to 5.75% effective for all purchases made on or after November 16, 1998. This front-end sales load may decrease as the amount you invest increases, as shown in the following chart:

                                                                                               DEALER'S
                                      SALES CHARGE (AS A      SALES CHARGE (AS A          REALLOWANCE (AS A
AGGREGATE INVESTMENT*                % OF OFFERING PRICE)    % OF NET ASSET VALUE)     % OF OFFERING PRICE)***
---------------------                --------------------    ---------------------     -----------------------
Less than $50,000..................          5.75%                   6.10%                       5.00%
$50,000 but less than $100,000.....          4.50%                   4.71%                       3.75%
$100,000 but less than $250,000....          3.50%                   3.63%                       2.75%
$250,000 but less than $500,000....          2.50%                   2.56%                       2.00%
$500,000 but less than
  $1,000,000.......................          2.00%                   2.04%                       1.75%
More than $1,000,000**.............          0.00%                   0.00%                       0.00%

---------------
  * When buying A Shares in Pacific Horizon Funds, your aggregate investment determines the front-end sales load that you pay. Your aggregate investment is the accumulation of your immediate investment along with shares that you beneficially own in any class of any Pacific Horizon Fund (except the Prime, Treasury, Government, Treasury Only, Tax-Exempt Money and California Tax-Exempt Money Market Funds) and/or any class of any Time Horizon Fund.

 ** There is no initial sales charge on purchases of A Shares of $1,000,000 or more. However, unless you participated in the Bank of America Daily Advantage(R) or Advantage Plus(TM) programs, a contingent deferred sales charge ("CDSC") will be imposed as follows: 1% on redemptions made within 1 year of purchases made on or after November 16, 1998, declining to .50% in the second year, and eliminated thereafter, or 1% on redemptions made within 18 months of purchases made before November 16, 1998.

*** Dealer reallowance may be changed periodically. Dealers of record will be paid commissions on purchases above $1 million in an amount equal to (i) 1.00% on sales up to $3 million; (ii) plus 0.50% on the next $47 million;
    (iii) plus 0.25% on sales over $50 million, which amounts may be subject to reimbursement out of the CDSC if such shares are redeemed within 2 years of purchase. From time to time, the Funds' distributor will make or allow additional payments or promotional incentives in the form of cash or other compensation.

2.  B SHARE CHANGES

     There is a maximum investment limit of $250,000 in B Shares. B Shares are subject to a Maximum Contingent Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, whichever is lower) (also known as the "contingent deferred sales charge" or "CDSC") of 5.00%. B Shares that are redeemed within 6 years of purchase are subject to the CDSC at the rates set forth below:

                                                                CDSC (AS A % OF THE DOLLAR
                    YEAR SINCE PURCHASE*                       AMOUNT SUBJECT TO THE CDSC)
                    --------------------                       ---------------------------
First.......................................................               5.00%
Second......................................................               4.00%
Third.......................................................               3.00%
Fourth......................................................               3.00%
Fifth.......................................................               2.00%
Sixth.......................................................               1.00%
Seventh and above...........................................               0.00%

---------------
* The time period during which Y Shares of the Pacific Horizon Prime Fund acquired through an exchange are held is not included in the calculation of determining the amount of time that has lapsed in calculating a CDSC liability.

     B Shares will automatically convert to A Shares at the end of the month in which the eighth anniversary of the date of purchase occurs unless the B Shares have been exchanged for Y Shares of the Pacific Horizon Prime Fund.

3.  HYPOTHETICAL EXAMPLE TABLE CHANGES

     As a result of the changes discussed above, there are certain changes to the hypothetical example tables found in the Prospectus on pages 4 through 9. These changes are described below.

     Information related to A Shares and B Shares in the hypothetical example tables in the Prospectus is deleted and replaced with the following:

                                                           AFTER      AFTER      AFTER      AFTER
                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Aggressive Growth Fund -- A Shares(1)....................   $72       $101       $133        $222
Aggressive Growth Fund -- B Shares, assuming complete
  redemption at the end of the period(2).................   $72       $101       $141        $235(3)
Aggressive Growth Fund -- B Shares, assuming no
  redemption.............................................   $22       $ 69       $118        $235(3)
Asset Allocation Fund -- A Shares(1).....................   $67       $ 88       $111        $176
Asset Allocation Fund -- B Shares, assuming complete
  redemption at the end of the period(2).................   $68       $ 89       $119        $190(3)
Asset Allocation Fund -- B Shares, assuming no
  redemption.............................................   $18       $ 56       $ 96        $190(3)
Blue Chip Fund -- A Shares(1)............................   $69       $ 93       $119        $192
Blue Chip Fund -- B Shares, assuming complete redemption
  at the end of the period(2)............................   $70       $ 92       $127        $206(3)
Blue Chip Fund -- B Shares, assuming no redemption.......   $20       $ 61       $104        $206(3)
Capital Income Fund -- A Shares (1)......................   $68       $ 91       $116        $186
Capital Income Fund -- B Shares, assuming complete
  redemption at the end of the period(2).................   $69       $ 91       $124        $199(3)

                                                           AFTER      AFTER      AFTER      AFTER
                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Capital Income Fund -- B Shares, assuming no
  redemption.............................................   $19       $ 59       $101        $199(3)
International Equity Fund -- A Shares(1).................   $69       $ 94       $121        $197
International Equity Fund -- B Shares, assuming complete
  redemption at the end of the period(2).................   $70       $ 94       $129        $210(3)
International Equity Fund -- B Shares, assuming no
  redemption.............................................   $20       $ 62       $106        $210(3)

---------------
(1) Assumes deduction at time of purchase of maximum applicable front-end sales load.
(2) Assumes deduction at redemption of maximum applicable contingent deferred sales charge.
(3) Assumes conversion of B Shares to A Shares after 8 years.

     Information related to K Shares in the hypothetical example tables in the Prospectus is not changed.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
PHF2002

                          PACIFIC HORIZON FUNDS, INC.

    CALIFORNIA MUNICIPAL BOND, FLEXIBLE INCOME, INTERMEDIATE BOND, NATIONAL MUNICIPAL BOND, SHORT-TERM GOVERNMENT AND U.S. GOVERNMENT SECURITIES FUNDS

      SUPPLEMENT DATED NOVEMBER 16, 1998 TO PROSPECTUS DATED JULY 1, 1998

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1. A SHARE CHANGES -- CALIFORNIA MUNICIPAL BOND, FLEXIBLE INCOME, NATIONAL MUNICIPAL BOND AND U.S.
    GOVERNMENT SECURITIES FUNDS

     The Maximum Sales Load Imposed on Purchases (as a percentage of offering price) of A Shares (also known as the "front-end sales load") of the California Municipal Bond, Flexible Income, National Municipal Bond and U.S. Government Securities Funds is changed to 4.75% effective for all purchases made on or after November 16, 1998. This front-end sales load may decrease as the amount you invest increases, as shown in the following chart:

                                                                                                DEALER'S
                                         SALES CHARGE (AS A      SALES CHARGE (AS A         REALLOWANCE (AS A
AGGREGATE INVESTMENT *                  % OF OFFERING PRICE)    % OF NET ASSET VALUE)    % OF OFFERING PRICE)***
----------------------                  --------------------    ---------------------    -----------------------
Less than $50,000.....................          4.75%                   5.00%                      4.25%
$50,000 but less than $100,000........          4.50%                   4.71%                      4.00%
$100,000 but less than $250,000.......          3.50%                   3.63%                      3.00%
$250,000 but less than $500,000.......          2.50%                   2.56%                      2.25%
$500,000 but less than $1,000,000.....          2.00%                   2.04%                      1.75%
More than $1,000,000**................          0.00%                   0.00%                      0.00%

---------------
  * When buying A Shares in Pacific Horizon Funds, your aggregate investment determines the front-end sales load that you pay. Your aggregate investment is the accumulation of your immediate investment along with shares that you beneficially own in any class of any Pacific Horizon Fund (except the Prime, Treasury, Government, Treasury Only, Tax-Exempt Money and California Tax-Exempt Money Market Funds) and/or any class of any Time Horizon Fund.

 ** There is no initial sales charge on purchases of A Shares of $1,000,000 or more. However, unless you participated in the Bank of America Daily Advantage(R) or Advantage Plus(TM) programs, a contingent deferred sales charge ("CDSC") will be imposed as follows: 1% on redemptions made within 1 year of purchases made on or after November 16, 1998, declining to .50% in the second year, and eliminated thereafter, or 1% on redemptions made within 18 months of purchases made before November 16, 1998.

*** Dealer reallowance may be changed periodically. Dealers of record will be paid commissions on purchases above $1 million in an amount equal to (i) 1.00% on sales up to $3 million; (ii) plus 0.50% on the next $47 million;
    (iii) plus 0.25% on sales over $50 million, which amounts may be subject to reimbursement out of the CDSC if such shares are redeemed within 2 years of purchase. From time to time, the Funds' distributor will make or allow additional payments or promotional incentives in the form of cash or other compensation.

2.  A SHARE CHANGES -- INTERMEDIATE BOND AND SHORT-TERM GOVERNMENT FUNDS

     The Maximum Sales Load Imposed on Purchases (as a percentage of offering price) of A Shares (also known as the "front-end sales load") of the Intermediate Bond Fund is changed to 3.25%, effective for all purchases made on or after November 16, 1998. In addition, a front-end sales load will be added to the Short-Term Government Fund at 3.25%, effective for all purchases made on or after November 16, 1998. The front-end sales load may decrease as the amount you invest increases, as shown in the following chart:

                                                                                                DEALER'S
                                         SALES CHARGE (AS A      SALES CHARGE (AS A         REALLOWANCE (AS A
AGGREGATE INVESTMENT *                  % OF OFFERING PRICE)    % OF NET ASSET VALUE)    % OF OFFERING PRICE)***
----------------------                  --------------------    ---------------------    -----------------------
Less than $100,000....................          3.25%                   3.36%                      3.00%
$100,000 but less than $250,000.......          2.50%                   2.56%                      2.25%
$250,000 but less than $500,000.......          2.00%                   2.04%                      1.75%
$500,000 but less than $1,000,000.....          1.50%                   1.53%                      1.25%
More than $1,000,000**................          0.00%                   0.00%                      0.00%

---------------
  * When buying A Shares in Pacific Horizon Funds, your aggregate investment determines the front-end sales load that you pay. Your aggregate investment is the accumulation of your immediate investment along with shares that you beneficially own in any class of any Pacific Horizon Fund (except the Prime, Treasury, Government, Treasury Only, Tax-Exempt Money and California Tax-Exempt Money Market Funds) and/or any class of any Time Horizon Fund.

 ** There is no initial sales charge on purchases of A Shares of $1,000,000 or more. However, unless you participated in the Bank of America Daily Advantage(R) or Advantage Plus(TM) programs, a contingent deferred sales charge ("CDSC") will be imposed as follows: 1% on redemptions made within 1 year of purchases made on or after November 16, 1998, declining to .50% in the second year, and eliminated thereafter, or 1% on redemptions made within 18 months of purchases made before November 16, 1998.

*** Dealer reallowance may be changed periodically. Dealers of record will be paid commissions on purchases above $1 million in an amount equal to (i) 1.00% on sales up to $3 million; (ii) plus 0.50% on the next $47 million;
    (iii) plus 0.25% on sales over $50 million, which amounts may be subject to reimbursement out of the CDSC if such shares are redeemed within 2 years of purchase. From time to time, the Funds' distributor will make or allow additional payments or promotional incentives in the form of cash or other compensation.

3.  B SHARE CHANGES -- CALIFORNIA MUNICIPAL BOND FUND

     There is a maximum investment limit of $250,000 in B Shares. B Shares are subject to a Maximum Contingent Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, whichever is lower) (also known as the "contingent deferred sales charge" or "CDSC") of 5.00%. B Shares that are redeemed within 6 years of purchase are subject to the CDSC at the rates set forth below:

                                                             CDSC (AS A % OF THE DOLLAR
                    YEAR SINCE PURCHASE*                     AMOUNT SUBJECT TO THE CDSC)
                    --------------------                     ---------------------------
First.......................................................            5.00%
Second......................................................            4.00%
Third.......................................................            3.00%
Fourth......................................................            3.00%
Fifth.......................................................            2.00%
Sixth.......................................................            1.00%
Seventh and above...........................................            0.00%

---------------
* The time period during which Y Shares of the Pacific Horizon Prime Fund acquired through an exchange are held is not included in the calculation of determining the amount of time that has lapsed in calculating a CDSC liability.

     B Shares automatically convert to A Shares at the end of the month in which the eighth anniversary of the date of purchase occurs unless the B Shares have been exchanged for Y Shares of the Pacific Horizon Prime Fund.

     In the sixth line of the first full paragraph on page 51 of the Prospectus "preceding 5 years" is replaced with "preceding 6 years." In the eighth line of the next paragraph on the same page "2.00%" is replaced with "3.00%."

4.  HYPOTHETICAL EXAMPLE TABLE CHANGES

     As a result of the changes discussed above, there are certain changes to the hypothetical example tables found in the Prospectus on pages 4 through 10. These changes are described below.

     Information related to A Shares and B Shares in the hypothetical example tables in the Prospectus is deleted and replaced with the following:

                                                           AFTER      AFTER      AFTER      AFTER
                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
California Municipal Bond Fund -- A Shares(1)............   $56        $75       $ 95        $153
California Municipal Bond Fund -- B Shares, assuming
  complete redemption at the end of the period(2)........   $67        $84       $113        $175(3)
California Municipal Bond Fund -- B Shares, assuming no
  redemption.............................................   $17        $52       $ 90        $175(3)
Flexible Income Fund -- A Shares(1)......................   $56        $73       $ 92        $147
Intermediate Bond Fund -- A Shares(1)....................   $41        $60       $ 80        $140
National Municipal Bond Fund -- A Shares(1)..............   $52        $63       $ 74        $107
Short-Term Government Fund -- A Shares(1)................   $35        $40       $ 46        $ 63
U.S. Government Securities -- A Shares(1)................   $55        $70       $ 87        $136

---------------
(1) Assumes deduction at time of purchase of maximum applicable front-end sales load.
(2) Assumes deduction at redemption of maximum applicable contingent deferred sales charge.
(3) Assumes conversion of B Shares to A Shares after 8 years.

     Information related to K Shares in the hypothetical example tables in the Prospectus is not changed.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PHF2001

                          PACIFIC HORIZON FUNDS, INC.
          CALIFORNIA MUNICIPAL BOND AND NATIONAL MUNICIPAL BOND FUNDS

      SUPPLEMENT DATED NOVEMBER 16, 1998 TO PROSPECTUS DATED JULY 1, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                THE PROSPECTUS,
            AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

K SHARE CHANGES -- CALIFORNIA MUNICIPAL BOND AND NATIONAL MUNICIPAL BOND FUNDS

     K Shares of the California Municipal Bond and National Municipal Bond Funds are no longer offered.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
PHF2004